N-2	Feb. 01, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001551047
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-252508
Investment Company Act File Number	811-22710
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	21
Entity Registrant Name	Bluerock Total Income (plus) Real Estate Fund
Entity Address, Address Line One	919 Third Avenue
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	843-1601
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 01, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Corporation Trust Center
Entity Address, Address Line Two	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company
Class A [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class A
Maximum Sales Load (as a percent of offering price)	5.75%
Maximum Early Withdrawal Charge (as a percent of original purchase price)[1]	None

Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Distribution Fee	None
Remaining Other Expenses	0.20%
Interest Payments on Borrowed Funds[2]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses	3.34%

1.

Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held, as of the time of repurchase, less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

2.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	1.38%	[2]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.20%
Total Annual Expenses [Percent]	3.34%
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$89	$154	$221	$399

Expense Example, Year 01	$ 89
Expense Example, Years 1 to 3	154
Expense Example, Years 1 to 5	221
Expense Example, Years 1 to 10	$ 399
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences, and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under two credit facilities.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Real estate industry securities may be issued by a wide variety of entities including: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate investment trusts or other similar companies (“Public REITs”); Government Sponsored Entities (“GSEs”) such as Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates (“K-Notes”), exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or RREEF will sell a security when other securities are available that offer higher expected current income, higher expected long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy primarily through a strategic combination of global ‘best in class’ Institutional Investment Funds, publicly traded real estate securities, and real estate related debt investments. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Fund may invest, directly or indirectly, in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange (“NYSE”) or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), and invest directly in real estate, typically through either properties or mortgages.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Real Estate Related Debt Investments. The Fund may invest in real estate related direct debt including first and second mortgage loans, mezzanine loans and other structured debt investments.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

●	attractive risk-adjusted returns;

●	with low to moderate volatility;

●	low correlation to the broader markets; and

●	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected risk-adjusted returns from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to September 30, 2024, over 2,700 formal manager meetings were held and over 3,600 Research Reports were produced globally. As of September 30, 2024, GIMD™ contained information on over 6,800 investment managers and over 32,300 investment strategies.

Mercer, together with its global investment management affiliates, have over 3,300 delegated clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investments LLC (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The

Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus, a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

●

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties, including life sciences, tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

●

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

●

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types or development projects. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus, employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by RREEF in Selecting Public Real Estate Securities

The Advisor with RREEF has developed an investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to RREEF’s assessment of intrinsic value. RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio. With respect to any investments in non-publicly traded real estate related debt securities, the Advisor makes all investment decisions.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 3, 2025, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited	24,385,031.72 shares NAV $26.03 per share
Class C	Unlimited	15,397,873.19 shares NAV $24.05 per share
Class I	Unlimited	115,282,227.36 shares NAV $26.80 per share
Class L	Unlimited	3,111,066.77 shares NAV $25.54 per share
Class M	Unlimited	4,381,277.79 shares NAV $24.24 per share

Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Held [Shares] | shares	24,385,031.72
Class A [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Class A [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class A [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class A [Member] | Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Class A [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Class A [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class A [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class A [Member] | Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class A [Member] | Institutional Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Class A [Member] | Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Class A [Member] | Lack of Control Over Institutional Investment Funds and Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Class A [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Class A [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Class A [Member] | Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Class A [Member] | Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class A [Member] | REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class A [Member] | Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Class A [Member] | Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Class A [Member] | Valuation of Institutional Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Class C [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class C
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)[1]	1.00%

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[3]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Distribution Fee[2]	0.75%
Remaining Other Expenses	0.18%
Interest Payments on Borrowed Funds[3]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses	4.07%

1.

Class C shareholders who tender for repurchase Class C shares that have been held, as of the time of repurchase, less than one year (365 days) from the purchase date, will be subject to an early withdrawal charge of 1.00% of the original purchase price.

2.

Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”

3.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	1.38%	[4]
Distribution/Servicing Fees [Percent]	0.75%	[5]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.18%
Total Annual Expenses [Percent]	4.07%
Expense Example [Table Text Block]

Share Class	1 Year	3 Years	5 Years	10 Years
Class C Shares	$51[1]	$124	$208	$426

1.	If the Early Withdrawal Charge does not apply, the hypothetical expenses you would pay on a $1,000 investment in Class C shares would be $41 for 1 Year.

Expense Example, Year 01	$ 51	[6]
Expense Example, Years 1 to 3	124
Expense Example, Years 1 to 5	208
Expense Example, Years 1 to 10	$ 426
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences, and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under two credit facilities.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Real estate industry securities may be issued by a wide variety of entities including: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate investment trusts or other similar companies (“Public REITs”); Government Sponsored Entities (“GSEs”) such as Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates (“K-Notes”), exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or RREEF will sell a security when other securities are available that offer higher expected current income, higher expected long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy primarily through a strategic combination of global ‘best in class’ Institutional Investment Funds, publicly traded real estate securities, and real estate related debt investments. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Fund may invest, directly or indirectly, in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange (“NYSE”) or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), and invest directly in real estate, typically through either properties or mortgages.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Real Estate Related Debt Investments. The Fund may invest in real estate related direct debt including first and second mortgage loans, mezzanine loans and other structured debt investments.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

●	attractive risk-adjusted returns;

●	with low to moderate volatility;

●	low correlation to the broader markets; and

●	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected risk-adjusted returns from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to September 30, 2024, over 2,700 formal manager meetings were held and over 3,600 Research Reports were produced globally. As of September 30, 2024, GIMD™ contained information on over 6,800 investment managers and over 32,300 investment strategies.

Mercer, together with its global investment management affiliates, have over 3,300 delegated clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investments LLC (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The

Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus, a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

●

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties, including life sciences, tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

●

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

●

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types or development projects. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus, employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by RREEF in Selecting Public Real Estate Securities

The Advisor with RREEF has developed an investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to RREEF’s assessment of intrinsic value. RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio. With respect to any investments in non-publicly traded real estate related debt securities, the Advisor makes all investment decisions.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 3, 2025, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited	24,385,031.72 shares NAV $26.03 per share
Class C	Unlimited	15,397,873.19 shares NAV $24.05 per share
Class I	Unlimited	115,282,227.36 shares NAV $26.80 per share
Class L	Unlimited	3,111,066.77 shares NAV $25.54 per share
Class M	Unlimited	4,381,277.79 shares NAV $24.24 per share

Outstanding Security, Title [Text Block]	Class C
Outstanding Security, Held [Shares] | shares	15,397,873.19
Class C [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Class C [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class C [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class C [Member] | Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Class C [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Class C [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class C [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class C [Member] | Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class C [Member] | Institutional Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Class C [Member] | Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Class C [Member] | Lack of Control Over Institutional Investment Funds and Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Class C [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Class C [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Class C [Member] | Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Class C [Member] | Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class C [Member] | REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class C [Member] | Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Class C [Member] | Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Class C [Member] | Valuation of Institutional Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Class I [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	None
Distribution Fee	None
Remaining Other Expenses	0.21%
Interest Payments on Borrowed Funds[1]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses	3.10%
Fee Waiver and Expense Reimbursement[2]	(0.01)%
Total Annual Expenses (after fee waiver and reimbursement)	3.09%

1.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
2.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but including organizational costs and offering costs), to the extent that such expenses exceed 1.70% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three years from the date incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board. See “Management of the Fund.”

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	1.38%	[7]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.21%
Total Annual Expenses [Percent]	3.10%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[8]
Net Expense over Assets [Percent]	3.09%
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$31	$96	$162	$341

Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	162
Expense Example, Years 1 to 10	$ 341
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences, and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under two credit facilities.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Real estate industry securities may be issued by a wide variety of entities including: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate investment trusts or other similar companies (“Public REITs”); Government Sponsored Entities (“GSEs”) such as Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates (“K-Notes”), exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or RREEF will sell a security when other securities are available that offer higher expected current income, higher expected long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy primarily through a strategic combination of global ‘best in class’ Institutional Investment Funds, publicly traded real estate securities, and real estate related debt investments. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Fund may invest, directly or indirectly in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange (“NYSE”) or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), and invest directly in real estate, typically through either properties or mortgages.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Real Estate Related Debt Investments. The Fund may invest in real estate related direct debt including first and second mortgage loans, mezzanine loans and other structured debt investments.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

●	attractive risk-adjusted returns;

●	with low to moderate volatility;

●	low correlation to the broader markets; and

●	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected risk-adjusted returns from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to September 30, 2024, over 2,700 formal manager meetings were held and over 3,600 Research Reports were produced globally. As of September 30, 2024, GIMD™ contained information on over 6,800 investment managers and over 32,300 investment strategies.

Mercer, together with its global investment management affiliates, have over 3,300 delegated clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investments LLC (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The

Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus, a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

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Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties, including life sciences, tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

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Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

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Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types or development projects. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus, employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by RREEF in Selecting Public Real Estate Securities

The Advisor with RREEF has developed an investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to RREEF’s assessment of intrinsic value. RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio. With respect to any investments in non-publicly traded real estate related debt securities, the Advisor makes all investment decisions.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 3, 2025, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited	24,385,031.72 shares NAV $26.03 per share
Class C	Unlimited	15,397,873.19 shares NAV $24.05 per share
Class I	Unlimited	115,282,227.36 shares NAV $26.80 per share
Class L	Unlimited	3,111,066.77 shares NAV $25.54 per share
Class M	Unlimited	4,381,277.79 shares NAV $24.24 per share

Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	115,282,227.36
Class I [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Class I [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class I [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class I [Member] | Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Class I [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Class I [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class I [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class I [Member] | Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class I [Member] | Institutional Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Class I [Member] | Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Class I [Member] | Lack of Control Over Institutional Investment Funds and Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Class I [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Class I [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Class I [Member] | Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Class I [Member] | Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class I [Member] | REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class I [Member] | Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Class I [Member] | Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Class I [Member] | Valuation of Institutional Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Class L [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percent of offering price)	4.25%
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None

Sales Load [Percent]	4.25%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Distribution Fee[1]	0.25%
Remaining Other Expenses	0.22%
Interest Payments on Borrowed Funds[2]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses	3.61%
Fee Waiver and Expense Reimbursement[3]	(0.02)%
Total Annual Expenses (after fee waiver and reimbursement)	3.59%

1.

Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L shares and is payable on a monthly basis. See “Plan of Distribution.”

2.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
3.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but including organizational costs and offering costs), to the extent that such expenses exceed 2.20% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three years from the date incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board. See “Management of the Fund.”

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	1.38%	[9]
Distribution/Servicing Fees [Percent]	0.25%	[10]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.22%
Total Annual Expenses [Percent]	3.61%
Waivers and Reimbursements of Fees [Percent]	0.02%	[11]
Net Expense over Assets [Percent]	3.59%
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class L Shares	$77	$148	$221	$413

Expense Example, Year 01	$ 77
Expense Example, Years 1 to 3	148
Expense Example, Years 1 to 5	221
Expense Example, Years 1 to 10	$ 413
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences, and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under two credit facilities.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Real estate industry securities may be issued by a wide variety of entities including: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate investment trusts or other similar companies (“Public REITs”); Government Sponsored Entities (“GSEs”) such as Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates (“K-Notes”), exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or RREEF will sell a security when other securities are available that offer higher expected current income, higher expected long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy primarily through a strategic combination of global ‘best in class’ Institutional Investment Funds, publicly traded real estate securities, and real estate related debt investments. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Fund may invest, directly or indirectly, in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange (“NYSE”) or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), and invest directly in real estate, typically through either properties or mortgages.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Real Estate Related Debt Investments. The Fund may invest in real estate related direct debt including first and second mortgage loans, mezzanine loans and other structured debt investments.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

●	attractive risk-adjusted returns;

●	with low to moderate volatility;

●	low correlation to the broader markets; and

●	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected risk-adjusted returns from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to September 30, 2024, over 2,700 formal manager meetings were held and over 3,600 Research Reports were produced globally. As of September 30, 2024, GIMD™ contained information on over 6,800 investment managers and over 32,300 investment strategies.

Mercer, together with its global investment management affiliates, have over 3,300 delegated clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investments LLC (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The

Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus, a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

●

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties, including life sciences, tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

●

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

●

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types or development projects. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus, employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by RREEF in Selecting Public Real Estate Securities

The Advisor with RREEF has developed an investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to RREEF’s assessment of intrinsic value. RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio. With respect to any investments in non-publicly traded real estate related debt securities, the Advisor makes all investment decisions.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 3, 2025, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited	24,385,031.72 shares NAV $26.03 per share
Class C	Unlimited	15,397,873.19 shares NAV $24.05 per share
Class I	Unlimited	115,282,227.36 shares NAV $26.80 per share
Class L	Unlimited	3,111,066.77 shares NAV $25.54 per share
Class M	Unlimited	4,381,277.79 shares NAV $24.24 per share

Outstanding Security, Title [Text Block]	Class L
Outstanding Security, Held [Shares] | shares	3,111,066.77
Class L [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Class L [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class L [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class L [Member] | Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Class L [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Class L [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class L [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class L [Member] | Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class L [Member] | Institutional Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Class L [Member] | Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Class L [Member] | Lack of Control Over Institutional Investment Funds and Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Class L [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Class L [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Class L [Member] | Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Class L [Member] | Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class L [Member] | REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class L [Member] | Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Class L [Member] | Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Class L [Member] | Valuation of Institutional Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Class M [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class M
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	None
Distribution Fee[1]	0.75%
Remaining Other Expenses	0.18%
Interest Payments on Borrowed Funds[2]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses	3.82%

1.

Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M shares and is payable on a monthly basis. See “Plan of Distribution.”

2.	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	1.38%	[12]
Distribution/Servicing Fees [Percent]	0.75%	[13]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.18%
Total Annual Expenses [Percent]	3.82%
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class M Shares	$38	$117	$197	$405

Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	117
Expense Example, Years 1 to 5	197
Expense Example, Years 1 to 10	$ 405
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences, and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under two credit facilities.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Real estate industry securities may be issued by a wide variety of entities including: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate investment trusts or other similar companies (“Public REITs”); Government Sponsored Entities (“GSEs”) such as Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates (“K-Notes”), exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or RREEF will sell a security when other securities are available that offer higher expected current income, higher expected long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy primarily through a strategic combination of global ‘best in class’ Institutional Investment Funds, publicly traded real estate securities, and real estate related debt investments. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Fund may invest, directly or indirectly, in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange (“NYSE”) or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), and invest directly in real estate, typically through either properties or mortgages.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Real Estate Related Debt Investments. The Fund may invest in real estate related direct debt including first and second mortgage loans, mezzanine loans and other structured debt investments.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

●	attractive risk-adjusted returns;

●	with low to moderate volatility;

●	low correlation to the broader markets; and

●	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected risk-adjusted returns from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to September 30, 2024, over 2,700 formal manager meetings were held and over 3,600 Research Reports were produced globally. As of September 30, 2024, GIMD™ contained information on over 6,800 investment managers and over 32,300 investment strategies.

Mercer, together with its global investment management affiliates, have over 3,300 delegated clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investments LLC (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The

Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus, a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

●

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties, including life sciences, tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

●

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

●

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types or development projects. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus, employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by RREEF in Selecting Public Real Estate Securities

The Advisor with RREEF has developed an investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to RREEF’s assessment of intrinsic value. RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio. With respect to any investments in non-publicly traded real estate related debt securities, the Advisor makes all investment decisions.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 3, 2025, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited	24,385,031.72 shares NAV $26.03 per share
Class C	Unlimited	15,397,873.19 shares NAV $24.05 per share
Class I	Unlimited	115,282,227.36 shares NAV $26.80 per share
Class L	Unlimited	3,111,066.77 shares NAV $25.54 per share
Class M	Unlimited	4,381,277.79 shares NAV $24.24 per share

Outstanding Security, Title [Text Block]	Class M
Outstanding Security, Not Held [Shares] | shares	4,381,277.79
Class M [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) climate change and (x) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacturing, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare and Life Sciences Properties. Healthcare and life sciences properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, funding for biotech companies, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Due to the prevalence of catastrophic events, the cost of insurance may increase materially. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively. The use of floating rate loans may also negatively impact returns in a rising interest rate environment.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced. Environmental risk from high winds, hurricanes, fires, flood and extreme heat may also materially affect a property’s value.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

Class M [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the performance, value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Class M [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for medium to long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Since inception, the Fund has made 44 repurchase offers, 37 have resulted in the repurchase of all shares, seven have resulted in the repurchase of less than all shares tendered. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Class M [Member] | Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Class M [Member] | Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Class M [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class M [Member] | Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class M [Member] | Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have risen sharply after maintaining historically low levels for a significant period of time. Current conditions may result in an increase in interest rate volatility, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class M [Member] | Institutional Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Class M [Member] | Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Class M [Member] | Lack of Control Over Institutional Investment Funds and Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Class M [Member] | Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize leverage, subject to the limitations of their charters and operative documents. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses. In addition, interest rates (including benchmarks like SOFR and the spreads to such benchmarks charged by lenders) are highly sensitive to external factors outside a borrower’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. During periods of increased interest rates, borrowing costs of the Fund will likely increase and may adversely affect the Fund’s performance.

Class M [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Class M [Member] | Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Class M [Member] | Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class M [Member] | REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class M [Member] | Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the number of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Class M [Member] | Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Transactions in shares of closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Class M [Member] | Valuation of Institutional Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Institutional Investment Funds. While the valuations of the Fund’s investments in publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

[1]	Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held, as of the time of repurchase, less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[2]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[3]	Class C shareholders who tender for repurchase Class C shares that have been held, as of the time of repurchase, less than one year (365 days) from the purchase date, will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[4]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[5]	Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”
[6]	If the Early Withdrawal Charge does not apply, the hypothetical expenses you would pay on a $1,000 investment in Class C shares would be $41 for 1 Year.
[7]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[8]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but including organizational costs and offering costs), to the extent that such expenses exceed 1.70% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three years from the date incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board. See “Management of the Fund.”
[9]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[10]	Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L shares and is payable on a monthly basis. See “Plan of Distribution.”
[11]	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but including organizational costs and offering costs), to the extent that such expenses exceed 2.20% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three years from the date incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board. See “Management of the Fund.”
[12]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings and variations in market interest rates.
[13]	Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M shares and is payable on a monthly basis. See “Plan of Distribution.”